Segment analysis (Tables)	12 Months Ended
Dec. 31, 2020
Segment analysis
Schedule of reconciliation of profit (loss) to Adjusted EBITDA

	Year ended December 31,
	2020	2019	2018
	$'m	$'m	$'m
Profit/(loss) from continuing operations	13	(284)	(292)
Income tax charge (Note 6)	10	44	18
Net finance expense (Note 5)	338	659	479
Depreciation and amortization (Notes 9, 10)	688	652	599
Exceptional operating items (Note 4)	58	53	311
Share of post-tax loss in equity accounted joint venture (Note 12)	48	49	—
Adjusted EBITDA	1,155	1,173	1,115

Schedule of segment results

Segment results for the year ended December 31, 2020 are:

	Metal	Metal
	Beverage	Beverage	Glass	Glass
	Packaging	Packaging	Packaging	Packaging
	Europe	Americas	Europe	North America	Group
	$'m	$'m	$'m	$'m	$'m
Revenue	1,599	1,852	1,640	1,640	6,731
Adjusted EBITDA	249	296	369	241	1,155
Capital expenditure	101	167	145	130	543
Segment assets (excluding Investment in material joint venture)	2,403	1,808	2,802	2,249	9,262

Segment results for the year ended December 31, 2019 are:

	Metal	Metal
	Beverage	Beverage	Glass	Glass
	Packaging	Packaging	Packaging	Packaging
	Europe	Americas	Europe	North America	Group
	$'m	$'m	$'m	$'m	$'m
Revenue	1,556	1,816	1,613	1,675	6,660
Adjusted EBITDA	253	250	391	279	1,173
Capital expenditure	95	110	163	137	505
Segment assets (excluding Investment in material joint venture)	2,360	1,725	1,977	2,241	8,303

Segment results for the year ended December 31, 2018 are:

	Metal	Metal
	Beverage	Beverage	Glass	Glass
	Packaging	Packaging	Packaging	Packaging
	Europe	Americas	Europe	North America	Group
	$'m	$'m	$'m	$'m	$'m
Revenue	1,616	1,742	1,623	1,695	6,676
Adjusted EBITDA	270	230	358	257	1,115
Capital expenditure	103	79	151	134	467
Segment assets	2,274	1,549	1,916	2,197	7,936

Schedule of total revenue in countries which account for more than 10% of total revenue

Total revenue from the Group in countries which account for more than 10% of total revenue, in the current or prior years presented, are as follows:

	Year ended December 31,
	2020	2019	2018
Revenue	$'m	$'m	$'m
U.S.	3,011	2,974	2,911
United Kingdom	782	736	778

Schedule of disaggregation of revenue by destination

The following illustrates the disaggregation of revenue by destination for the year ended December 31, 2020:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Metal Beverage Packaging Europe	1,581	3	15	1,599
Metal Beverage Packaging Americas	1	1,499	352	1,852
Glass Packaging Europe	1,568	12	60	1,640
Glass Packaging North America	2	1,637	1	1,640
Group	3,152	3,151	428	6,731

The following illustrates the disaggregation of revenue by destination for the year ended December 31, 2019:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Metal Beverage Packaging Europe	1,541	5	10	1,556
Metal Beverage Packaging Americas	2	1,419	395	1,816
Glass Packaging Europe	1,554	7	52	1,613
Glass Packaging North America	–	1,674	1	1,675
Group	3,097	3,105	458	6,660

The following illustrates the disaggregation of revenue by destination for the year ended December 31, 2018:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Metal Beverage Packaging Europe	1,601	2	13	1,616
Metal Beverage Packaging Americas	1	1,339	402	1,742
Glass Packaging Europe	1,572	9	42	1,623
Glass Packaging North America	–	1,687	8	1,695
Group	3,174	3,037	465	6,676

The following illustrates the disaggregation of revenue based on the timing of transfer of goods and services:

	Year ended December 31,
	2020	2019	2018
	$'m	$'m	$'m
Over time	2,610	2,543	2,557
Point in time	4,121	4,117	4,119
Group	6,731	6,660	6,676